Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
NOTE 11:- SHARE-BASED COMPENSATION

a.	Share option plans:
In 2016, the Company’s board of directors adopted the 2016 Share Incentive Plan (“the Plan”). According to the Plan, share awards or options to purchase shares may be granted to employees, directors, consultants and other service providers of the Company or any affiliate of the Company.

Under the Plan, as of December 31, 2020, and 2019, a total of 12,513,999 ordinary shares were authorized for issuance, of which 2,066,574 and 3,795,989 ordinary shares were then available for future awards, respectively. Each option granted under the Plan expires no later than ten years from the date of grant. The options vest primarily over four years of employment.

b.	Options granted to employees:
The fair value of the Company’s share options granted to employees for the years ended December 31, 2020, 2019 and 2018, was estimated using the following weighted average assumptions:

	Year ended December 31,
	2020	2019	2018
Expected term, in years	6.25	6.25	6.25
Expected volatility	65%	65% - 70%	70% - 75%
Risk-Free interest rate	0.46% - 1.74%	1.77% - 2.65%	2.68% - 3.13%
Expected dividend yield	0%	0%	0%
A summary of employee option balances under the 2016 Plan as of December 31, 2020, and changes during the year then ended are as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2020	7,834,282	$0.48	8.26	$18,153
Granted	2,581,589	$1.14
Exercised	(1,092,938)	$0.26		$6,734
Forfeited	(833,425)	$0.68
Expired	(18,750)	$0.79

Outstanding at December 31, 2020	8,470,758	$0.68	7.92	$48,594

Exercisable at December 31, 2020	4,161,444	$0.44	7.07	$24,873

Exercise price -
in determining the exercise prices for share options granted, the board of directors considered the fair value of ordinary shares as of each grant date. The fair value of ordinary shares underlying the share options was determined by the board of directors at each award grant date based upon a variety of factors, including the results obtained from independent third-party valuations, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the current management team, an evaluation or benchmark of the Company’s competition, the current business climate in the marketplace, the illiquid nature of the ordinary shares, arm’s length sales of the Company’s capital share, the effect of the rights and preferences of the Preferred Shares, and the prospects of a liquidity event, among others.
Expected volatility -
as the Company is privately owned, there is not sufficient historical volatility for the expected term of the share options. Therefore, the Company uses an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.
Expected term (years) -
represents the period that the Company’s option granted are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the share options. Therefore, the Company elected to utilize the simplified method to value option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the option.
Risk-free interest rate -
the Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.
Expected dividend yield -
The Company does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield.
The share-based compensation expense recognized in the Company’s consolidated statements of operations are as follow:

	Year ended December 31,
	2020	2019	2018
Research and development	$2,649	$1,695	$1002
Sales and marketing	338	374	285
General and administrative	209	102	90

	$3,196	$2,171	$1,377

The Company recognizes forfeitures as they occur. As of December 31, 2020, 2019 and 2018, unrecognized compensation cost related to share options was $9,220, $5,660 and $5,110, respectively, which was expected to be recognized over a weighted average period of 2.92 years, 2.79 years and 3.05 years, respectively. The weighted-average grant date fair value of options granted during the years ended December 31, 2020 and 2019, was $3.01 and $1.58, respectively.